As filed with the Securities and Exchange Commission on January 8, 2019

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 106

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street

SUM0703

Boston, MA 02110

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 104 to the Registration Statement of The Glenmede Fund, Inc. (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 103 on Form N-1A filed on December 19, 2018. This PEA No. 104 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 103 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 104 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 104 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 8th day of January, 2019.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 104 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of January, 2019.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	January 8, 2019

/s/ Mary Ann B. Wirts Mary Ann B. Wirts	President (Chief Executive Officer)	January 8, 2019

* H. Franklin Allen, Ph.D.	Director	January 8, 2019

* Susan W. Catherwood	Director	January 8, 2019

* William L. Cobb, Jr.	Director	January 8, 2019

* Gail E. Keppler	Director	January 8, 2019

* Harry Wong	Director	January 8, 2019

/s/ Kent E. Weaver Kent E. Weaver	Treasurer (Chief Financial Officer and Principal Financial Officer)	January 8, 2019

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase